Stock-based compensation	12 Months Ended
Mar. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-based compensation

10. Stock-based compensation

The Amended and Restated Equity Incentive Plan provides for the grant of options, restricted share units and deferred share units to the directors, officers, employees and consultants of the Company and its subsidiaries. The Company has reserved for issuance Common Shares representing up to 12% of the total outstanding Common Shares. At March 31, 2016, there were 502,792 stock-based awards available for future grant.

In May 2016, the Company completed a 1-for-10 share consolidation of its issued and outstanding Common Shares. All stock-related disclosures have been retroactively adjusted to reflect the share consolidation for all years presented.

(a) Stock options

Stock options may be settled in cash or shares of the Company at the option of the Company. Stock options vest either over 3 to 4 years or cliff-vest after 3 years, and have a 5 year term.

The weighted-average fair value of the stock options granted was calculated using the BSM option-pricing model with the following assumptions:

	Year ended March 31,
	2016	2015	2014
Risk-free interest rate	1.22%	1.19%	0.70%
Expected volatility	66.68%	64.85%	61.51%
Expected life in years	3.8	4.0	3.5
Expected dividend yield	0.00%	0.00%	0.00%
Weighted average fair value of options granted	$4.90	10.10	$9.40

The expected risk-free interest rate is based on the yield of a U.S. government zero coupon Treasury bill issued at the date of grant with a remaining life approximately equal to the expected life of the option. The expected volatility used in the stock option valuation is the Company’s historical volatility over the options’ expected life from the date of grant. The expected life is based on the Company’s estimated expected exercise pattern of the options. The expected dividend yield reflects the Company’s current intention to not pay cash dividends in the foreseeable future.

During fiscal years 2016, 2015 and 2014, the following activity occurred under the Company’s stock option plan:

	Number of options	Weighted- average exercise price	Weighted-average remaining contractual life in years	Aggregate intrinsic value
Balance at March 31, 2013	308,820	$68.61	3.42	$37
Granted	112,898	21.25	—
Exercised/Released	(1,338)	16.16	—
Forfeited	(74,246)	88.40	—

Balance at March 31, 2014	346,134	$49.08	2.77	$5,901
Granted	225,278	20.43	—
Exercised/Released	(1,162)	16.20	—
Forfeited	(73,364)	45.38	—

Balance at March 31, 2015	496,886	$36.71	2.03	$—
Granted	313,621	9.94	—
Forfeited	(243,517)	24.52	—
Expired	(36,400)	166.42	—

Balance at March 31, 2016	530,590	$17.58	1.90	$16

Vested or expected to vest as of March 31, 2016	444,374	$18.67	1.79	$11
Exercisable at March 31, 2016	135,712	$28.33	1.05	$—

As at March 31, 2016, the total compensation cost not yet recognized related to unvested stock options was $1,098. This amount is expected to be recognized over the next 32 months on a weighted-average basis. Cash received from stock options exercised for fiscal 2016 was nil (2015 – $19; 2014 – $22). The total intrinsic value of stock options exercised in fiscal 2016 was nil (2015 – $6; 2014 – $17).

(b) Deferred share units

Deferred share units (“DSUs”) are issued to independent directors of the Company and vest immediately. DSUs are settled upon retirement or death, and may be settled in cash or shares of the Company at the option of the Company.

During fiscal years 2016, 2015 and 2014, the following activity occurred under the Company’s deferred share plan:

	Year ended March 31,
	2016	2015	2014
Balance at beginning of year	14,798	10,375	6,000
Granted	7,200	4,423	6,375
Exercised/Released	—	—	(2,000)
Forfeited	—	—	—

Balance at end of year	21,998	14,798	10,375

(c) Restricted share units

Restricted share units (“RSUs”) are issued to employees of the Company and may be settled in cash or shares of the Company at the option of the Company. Time-based RSUs either vest over 3 to 4 years or cliff-vest after 3 years. Performance-based RSUs vest after three years and the number of units released is dependent upon meeting certain performance conditions.

During fiscal years 2016, 2015 and 2014, the following activity occurred under the Company’s restricted share plan:

	Number of time- based RSUs	Weighted- average fair value	Number of performance- based RSUs	Weighted- average fair value
Balance at March 31, 2013	183,184	$15.87	8,763	$43.70
Granted	35,000	18.21	475,000	14.98
Exercised/Released	(61,773)	17.33	—	—
Forfeited	(42,126)	13.51	(73,750)	15.87

Balance at March 31, 2014	114,285	$16.67	410,013	$15.44
Granted	59,531	21.89	—	—
Exercised/Released	(54,282)	18.59	—	—
Forfeited	(18,245)	15.27	(69,813)	18.36

Balance at March 31, 2015	101,289	$18.96	340,200	$14.84
Granted	132,980	10.69	27,700	11.80
Exercised/Released	(23,901)	13.03	—	—
Forfeited	(56,788)	14.60	(107,700)	13.96

Balance at March 31, 2016	153,580	$14.33	260,200	$14.88

As at March 31, 2016, estimated total compensation expense not yet recognized related to all unvested RSUs was $1,122 which is expected to be recognized over the next 32 months.

(d) Stock-based compensation expense

A summary of the stock-based compensation expense included in the Consolidated Statements of Operations for fiscal years 2016, 2015 and 2014 is as follows:

	Year ended March 31,
	2016	2015	2014
Selling, marketing and administration	$(3,821)	$5,016	$3,243
Research and development	(19)	894	360

Total stock-based compensation (recovery) expense	$(3,840)	$5,910	$3,603

In fiscal 2016, the Company recorded a stock-based compensation recovery of $3,840, which included a recovery of $5,716 with respect to performance-based RSUs as it was determined to be improbable that the performance conditions will be satisfied.